CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Convertible and Non-Convertible Note Agreements [Abstract]
Convertible and Non-Convertible Note Agreements

NOTE 3 - Convertible and Non-Convertible Note Agreements

On May 29, 2009, the Company received a line of credit ("Line of Credit") from the Company's principal stockholder (the "Lender"). In connection with this Line of Credit, the Company executed a Revolving Promissory Note which permitted the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, was due monthly on the 20th day of each month which commenced on July 20, 2009.

In February 2011, the Company renegotiated the Line of Credit Agreement with the Lender. As part of the renegotiation, the Company issued 892,857 shares of the Company's common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note (the "2011 Note"). As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company's common stock at an exercise price of $1.75 per share. These warrants were exercised in September 2012 in exchange for $150,000 in connection with the Company's offer to all warrant holders to exercise warrants at $0.50 per share instead of the exercise price negotiated on the date of the grant. In February 2013, the 2011 Note, plus a $275,000 convertible original issue discount note were combined into one convertible note agreement, see discussion below.

In December 2011, the Company received short term advances from its Chief Executive Officer, former President and Chief Financial Officer in the amounts of $10,000, $29,380 and $50,000, respectively. The advances bear interest rates of 0.7%, 5.0% and 5.0%, respectively. In addition, as further inducement for the advance from the Chief Financial Officer, the Company approved the reduction in the exercise price of 150,000 options granted to the Chief Financial Officer from $1.95 to $0.60 per share. In connection with this repricing, the expense related to the vesting of these options was increased by $15,067 which will be recognized over the remaining service period. Through March 31, 2013, the Company has made repayments to its Chief Executive Officer, former President and Chief Financial Officer on the notes due these individuals in the amounts of $9,839, $29,380 and $50,000, respectively. As of March 31, 2013, accrued interest due to the CEO and CFO related to these notes amounted to $2,372.

On March 9, 2012, the Company received $105,000 from third parties in exchange for nine month convertible original issue discount notes in the amount of $107,625. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $84,562 which will be amortized to interest expense over the life of the notes. In September 2012, the Company issued new one-year convertible original issue discount notes in the amount of $120,540, bearing annual interest of 12% and convertible at $0.50 per share in exchange for cancellation of the old notes. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $35,138 which will be amortized to interest expense over the life of the convertible notes. For the nine months ended March 31, 2013, the Company has recognized interest expense of $7,036 and $53,668, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 10, 2012, the Company received $75,000 from a director in exchange for a six month convertible original issue discount note in the amount of $76,875. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $63,038 which will be amortized to interest expense over the life of the note. In September 2012, the Company issued a new one-year convertible original issue discount note in the amount of $86,100, bearing annual interest of 12% and convertible at $0.50 per share in exchange for cancellation of the old note. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $24,971 which will be amortized to interest expense over the life of the convertible note. For the nine months ended March 31, 2013, the Company has recognized interest expense of $5,802 and $37,996, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 29, 2012, the Company received $250,000 from its principal stockholder and accrued interest due this stockholder as of February 18, 2012 of $74,874 was paid by including the interest in a new six month convertible original issue discount note in the amount of $332,996. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $199,798 and an original issue discount of $8,121 which will be amortized to interest expense over the life of the note. For the period from July 1, 2012 to September 28, 2012 the Company recognized interest expense of $3,972 and $97,703, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount. On September 28, 2012, the holder elected to convert the note into common stock and was issued 665,992 shares of common stock by the Company.

In August 2012, the Company received $175,000 in exchange for six month convertible original issue discount notes in the amount of $179,375 with two accredited investors. The notes are convertible into common stock at $0.50 per share. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $106,600 and an original issue discount of $4,375 which will be amortized to interest expense over the life of the notes. For the nine months ended March 31, 2013, the Company has recognized interest expense of $4,375 and $106,600, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount. In February 2013, one note holder was issued 205,000 shares of the Company's common stock in exchange for a note in the amount of $102,500. In addition, the other note holder was issued a new one year original issue discount note for $86,100 convertible at $0.35 per share. The Company recorded an original issue discount of $9,225 and a beneficial conversion feature discount of $4,920 in connection with the new note. The Company recognized interest expense of $2,940 and $782, respectively, related to the original issue discount and the beneficial conversion feature discount during the nine months ended March 31, 2013.

On December 28, 2012, the Company received $250,000 from its principal stockholder in exchange for a one year convertible original issue discount note in the amount of $275,000 (the "2012 Note"). The note bears an annual interest rate of 10% and is convertible into the Company's common stock at the rate of $0.35 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $23,571 and an original issue discount of $25,000 which will be amortized to interest expense over the life of the note. In February 2013, the Company entered into a new convertible note agreement in the amount of $1,997,483, convertible into common stock at a conversion price of $0.35 per share, bearing interest at an annual rate of 7.5% and due on December 31, 2016. This note was issued in exchange for the 2011 Note and the 2012 Note and receipt of $250,000. In connection with the transaction, the Company issued 210,226 shares of common stock in exchange for accrued interest of $73,579 due on the 2011 and 2012 notes resulting in a loss on conversion of interest of $4,204. The exchange of cash and the 2011 and 2012 notes was recorded as a debt extinguishment which resulted in a loss on extinguishment of debt in the amount of $21,311 for the three and nine months ended March 31, 2013. Because this convertible debt instrument contained an embedded beneficial conversion feature, and was extinguished before conversion, the amount of the reacquisition price to be allocated to the repurchased beneficial feature was measured using the intrinsic value of that conversion feature at the extinguishment date and was immaterial. In connection with the new note agreement, the Company recorded a note discount in the amount of $114,142 related to the beneficial conversion feature of the note calculated using the intrinsic value, of which $6,218 has been amortized as of March 31, 2013.

6.

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company's largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement. In exchange for the one year extension, the Company gave its largest stockholder, 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $1.50 per share and a cash payment of $60,000. The Company has recorded the value of the shares, warrants and cash given as a debt issuance costs and was amortized over the one year period of the extension (See Note 7). The value of the shares issued was calculated to be $150,000 based upon the current price of private placement transactions, $1.00, and the warrants issued were valued at $59,865 using the Black-Scholes option pricing model using a volatility of 98.66%, an expected term of 2 years and a discount rate of 0.76%.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company's common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company's common stock at an exercise price of $1.75 per share. This debt modification was treated as a debt extinguishment for accounting purposes as a substantive conversion feature was added to the new debt. The fair market value of the common stock and warrants issued to reduce the debt amount by $1,000,000 varied from the value of the Company's recent private placements and accordingly, the Company recorded a loss on extinguishment of $84,500. In addition, the 300,000 warrants issued in connection with the convertible note were valued using the Black-Scholes option pricing model and the fair market value of the warrants, $182,890, was considered a fee attributed to the old debt in accordance with ASC 470-50-40-17 and was also recorded as a loss on extinguishment of debt. Interest accrued on the convertible note during the year ended June 30, 2011 and outstanding as of June 30, 2011 amounted to $27,130. Total interest expense on the previous line of credit, including amortization of debt issuance costs, amounted to $277,199 for the year ended June 30, 2011.

On March 9, 2012, the Company received $105,000 from third parties in exchange for six month convertible original issue discount notes in the amount of $107,625. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $84,562 which will be amortized to interest expense over the life of the notes. For the year ended June 30, 2012, the Company has recognized interest expense of $1,620 and $52,157, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 10, 2012, the Company received $75,000 from a director in exchange for a six month convertible original issue discount note in the amount of $76,875. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $63,038 which will be amortized to interest expense over the life of the note. For the year ended June 30, 2012, the Company has recognized interest expense of $1,154 and $38,792, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 29, 2012, the Company received $250,000 from its largest principal stockholder and accrued interest due this stockholder as of February 18, 2012 of $74,874 was paid by including the interest in a new six month convertible original issue discount note in the amount of $332,996. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $199,798 and an original issue discount of $8,121 which will be amortized to interest expense over the life of the note. For the year ended June 30, 2012, the Company has recognized interest expense of $4,150 and $102,094, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

A summary of notes payable and related discounts as of June 30, 2012 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Third parties
Convertible notes payable	$107,625	$(33,411)	$74,214
Less current portion	107,625	(33,411)	74,214
Convertible notes payable, net of current portion	$-	$-	$-

Related parties
Convertible notes payable	$1,907,354	$(126,641)	$1,780,713
Notes payable	84,380	-	84,380
	1,991,734	(126,641)	1,865,093
Less current portion	494,251	(126,641)	367,610
Convertible and non-convertible note payable, net of current portion	$1,497,483	$-	$1,497,483